NON-CONTROLLING INTEREST	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTEREST

NOTE 11 – NON-CONTROLLING INTEREST

	September 30, 2024		December 31, 2023
Net loss Subsidiary	$	n/a	$(333,630)
Net loss attributable to the non-controlling interest		n/a	90,258
Net loss affecting Bioxytran		n/a	(243,372)

Accumulated losses		n/a	(3,927,917)
Accumulated losses attributable to the non-controlling interest		n/a	841,836
Accumulated losses affecting Bioxytran		n/a	(3,086,081)

Net equity non-controlling interest	$	n/a	$(680,886)

As per the exchange terms in the Joint Venture Agreement dated November 15, 2020, an affiliate, of which the beneficial ownership includes the Company’s officers, had the option to convert up to 15,000,000 shares of Pharmalectin into a maximum 17.5% ownership in the Company. On August 19, 2024, the affiliate exercised the option and exchanged 14,410,000 shares (49%) of Pharmalectin into 8,973,405 shares of Preferred Stock of Bioxytran.

NOTE 11 – NON-CONTROLLING INTEREST

	December 31, 2023	December 31, 2022
Net loss Subsidiary	$(333,630)	$(817,151)
Net loss attributable to the non-controlling interest	90,258	193,372
Net loss affecting Bioxytran	(243,372)	(623,780)

Accumulated losses	(3,927,917)	(3,594,287)
Accumulated losses attributable to the non-controlling interest	841,836	751,578
Accumulated losses affecting Bioxytran	(3,086,081)	(2,842,709)

Net equity non-controlling interest	$(680,886)	$(590,628)

As at December 31, 2023, are 29,410,000 issued and outstanding shares; 15,000,000 Common shares (51%) are held by Bioxytran and 14,410,000 Common shares (49%) are held by an affiliate where the beneficial ownership includes Mike Sheikh, Ola Soderquist and David Platt.

Further, an additional 1,358,466 options exercisable at $0.33 are held by a third party. The option agreement includes provisions for dilutive issuance, cash-less exercise and a conditional conversion right to shares of Common Stock in Bioxytran at a fixed conversion rate of 1.18864 shares per option share if Bioxytran’s ownership gets below 51%. If exercised at December 31, 2023, the provisions would have resulted in an issuance of 6,021,967 shares of Common Stock in Bioxytran at an average conversion price of $0.08849, or 4,541,801 shares in a cash-less exercise.